                              REMBRANDT FUNDS/R/
                                 COMMON SHARES
                     SUPPLEMENT DATED JANUARY 13, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

This supplement supersedes and replaces any existing supplements to the Prospectus. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December, 1997, SEI Fund Resources, the Administrator of the Rembrandt Funds (the "Trust"), ceased its voluntary fee waiver for the Trust's Money Market Funds. Accordingly, please replace "ANNUAL OPERATING EXPENSES" on page 6 of the Prospectus with the following:

                                                                     Money Market Funds
-------------------------------------------------------------------------------------------------------
                                                     Treasury      Government     Money      Tax-Exempt
                                                      Money          Money        Market       Money
                                                      Market         Market                    Market
-------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)                 .20%          .20%           .20%       .19%
12b-1 Fees                                           None          None           None       None
Other Operating Expenses                             .24%          .24%           .23%       .21%
-------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)      .44%          .44%           .43%       .40%
-------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from each Money Market Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees for the Funds would be as follows: Treasury Money Market Fund -- .35%, Money Market Fund -- .35%, and Tax-Exempt Money Market Fund -- .35%. Additional information may be found under "The Advisor."

(2) Absent the voluntary waiver described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund -- .59%, Money Market Fund -- .58% and Tax-Exempt Money Market Fund -- .56%. This waiver is voluntary and may be discontinued at any time at the Advisor's discretion.

Effective November, 1997, the portfolio manager for the Latin America Equity Fund is Mr. Luiz Ribeiro. Accordingly, replace the second paragraph under the section titled "THE SUB-ADVISOR" on page 32 with the following:

      Luiz M. Ribeiro, Jr. has served as the portfolio manager of the Latin America Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "INVESTMENT OBJECTIVES AND POLICIES":

(1) with respect to the International Equity Fund, add the following sentences after the last sentence of the first full paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(2) with respect to the TransEurope Fund, add the following sentences after the last sentence of the fourth full paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(3) with respect to the Asian Tigers Fund, add the following sentences after the last sentence of the third paragraph on page 18:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(4) with respect to the Latin America Equity Fund, add the following sentences after the last sentence of the second paragraph on page 19:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Latin American currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(5) with respect to the International Fixed Income Fund, add the following sentences after the last sentence of the first full paragraph on page 23:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(6) with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the third paragraph under the section titled "GENERAL INVESTMENT POLICIES - ALL FUNDS" on page 27 with the following:

       For temporary defensive purposes, when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.

                              REMBRANDT FUNDS/R/
                                INVESTOR SHARES
                     SUPPLEMENT DATED JANUARY 13, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

This supplement supersedes and replaces any existing supplements to the Prospectus. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December, 1997, SEI Fund Resources, the Administrator of the Rembrandt Funds (the "Trust"), ceased its voluntary fee waiver for the Trust's Money Market Funds. Accordingly, please replace "ANNUAL OPERATING EXPENSES" on page 6 of the Prospectus with the following:

                                                                     Money Market Funds
-------------------------------------------------------------------------------------------------------
                                                     Treasury      Government     Money      Tax-Exempt
                                                      Money          Money        Market       Money
                                                      Market         Market                    Market
-------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)                 .20%          .20%           .20%       .19%
12b-1 Fees                                           .25%          .25%           .25%       .25%
Other Operating Expenses (after fee waivers)(2)      .24%          .31%           .34%       .21%
-------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)      .69%          .76%           .79%       .65%
-------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from each Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be as follows: Treasury Money Market Fund -- .35%, Money Market Fund -- .35%, and Tax-Exempt Money Market Fund -- .35%. See "The Advisor."

(2) "Other Expenses" have been restated to reflect current fee waivers. Absent such waivers, "Other Expenses" for the Funds would be as follows: Treasury Money Market Fund -- .49%, Government Money Market Fund-- .49%, Money Market Fund -- .48% and Tax-Exempt Money Market Fund --.46%.

(3) Absent waivers described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund -- 1.09%, Government Money Market Fund -- .94%, Money Market Fund -- 1.08% and Tax-Exempt Money Market Fund -- 1.06%. These fee waivers are voluntary and may be discontinued at any time at the discretion of the service provider that is waiving its fee.

Effective November, 1997, the portfolio manager for the Latin America Equity Fund is Mr. Luiz Ribeiro. Accordingly, replace the second paragraph under the section titled "THE SUB-ADVISOR" on page 33 with the following:

      Luiz M. Ribeiro, Jr. has served as the portfolio manager of the Latin America Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "Investment Objectives and Policies":

(1) with respect to the International Equity Fund, add the following sentences after the last sentence of the eighth paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(2) with respect to the TransEurope Fund, add the following sentences after the second sentence of the third paragraph on page 18 of the Prospectus:

     The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(3) with respect to the Asian Tigers Fund, add the following sentences after the sentence at the top of page 19:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(4) with respect to the Latin America Equity Fund, add the following sentences after the last sentence of the sixth paragraph on page 19:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(5) with respect to the International Fixed Income Fund, add the following sentences after the sentence at the top of page 24:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(6) with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the fourth paragraph under the section titled "GENERAL INVESTMENT POLICIES -- ALL FUNDS" on page 28 with the following:

       For temporary defensive purposes, when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.